Schedule of Revenue by Geographic Location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total	$ 538,489,831	$ 592,517,545	$ 435,897,718
CHINA
Disaggregation of Revenue [Line Items]
Total	378,739,072	333,722,969	242,702,176
HONG KONG
Disaggregation of Revenue [Line Items]
Total	139,369,191	179,504,143	137,206,005
MALAYSIA
Disaggregation of Revenue [Line Items]
Total	8,690,076	58,153,026	46,725,038
SINGAPORE
Disaggregation of Revenue [Line Items]
Total	7,296,292	14,644,074	7,238,512
KOREA, REPUBLIC OF
Disaggregation of Revenue [Line Items]
Total	683,460	3,942,800	1,373,340
Other [Member]
Disaggregation of Revenue [Line Items]
Total	$ 3,711,740	$ 2,550,533	$ 652,647